Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam High Yield Fund
Entity Central Index Key	0000787836
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class A
Trading Symbol	PHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$50	0.98%
[1]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 831,119,603
Holdings Count | $ / shares	563
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class C
Trading Symbol	PHYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$87	1.73%
[3]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.73%
Net Assets	$ 831,119,603
Holdings Count | $ / shares	563
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class M
Trading Symbol	PHYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class M	$62	1.23%
[5]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 831,119,603
Holdings Count | $ / shares	563
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class R
Trading Symbol	PFJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$62	1.23%
[7]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 831,119,603
Holdings Count | $ / shares	563
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class R6
Trading Symbol	PHYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$32	0.63%
[9]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 831,119,603
Holdings Count | $ / shares	563
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class Y
Trading Symbol	PHAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$37	0.73%
[11]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 831,119,603
Holdings Count | $ / shares	563
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$831,119,603
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	563
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.